UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2002
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     22 EAST 67TH STREET
             NEW YORK, NEW YORK  10021

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             DENIS KIELY
Title:            DEPUTY CHIEF EXECUTIVE OFFICER
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


/s/ Denis Kiely
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK       AUGUST 14, 2002
    DEPUTY CHIEF
    EXECUTIVE OFFICER



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       17

Form 13F Information Table Value Total:                       $134,964
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Form 13F File Number      Name

     1                 28-10204                  FLETCHER INTERNATIONAL, LTD.

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                                                            FORM 13F REPORT


                                                                                                                    Item 8.
                                                                                                                     Voting
                            Item 2        Item 3      Item 4       Item 5              Item 6           Item 7    Authority Shares
                            ------        ------      ------       ------              ------           ------   ------------------
                                                       Fair
                            Title                      Market      Shares or          (B)       (C)                     (B)
                             of           CUSIP        Value       Principal    (A)  Shared    Shared           (A)   Shared    C
Name of Issuer              Class         Number      (x$1,000)    Amount      Sole  Defined   Other            Sole  Defined  None
  -----------------------   ---------     ----------   ---------   ---------   ----  --------  -------  -----   ----  -------  ----

Alloy Inc                   Common Stock   019855105     23,258     1,610,666             X               1       X
American Express Co.        Common Stock   025816109        498        13,700             X               1       X
Aspen Technology Inc        Common Stock   045327103        792        95,000             X               1       X
Champion Enterprises Inc    Common Stock   158496109      1,109       197,399             X               1       X
Com21 Inc                   Common Stock   205937105      1,053     2,339,400             X               1       X
Diamonds TR                 Unit Ser 1     252787106     16,128       174,300             X               1       X
Dow Chem Co.                Common Stock   260543103        533        15,500             X               1       X
Edison Int'l                Common Stock   281020107      1,372        80,700             X               1       X
Lone Star Technologies Inc. Common Stock   542312103        513        22,400             X               1       X
Metro Goldwyn Mayer Inc.    Common Stock   591610100      3,663       313,100             X               1       X
Newpark Resources Inc.      Common Stock   651718504      1,506       204,910             X               1       X
Polo Ralph Lauren Corp      Class A        731572103      7,680       342,865             X               1       X
Schlumberger Ltd            Common Stock   806857108     21,231       461,040             X               1       X
Southern Co.                Common Stock   842587107      1,375        50,200             X               1       X
SPDR TR                     Unit Ser 1     78462F103     53,382       539,435             X               1       X
SPDR TR                     Unit Ser 1     78462F103        465         4,700             X                       X
TRC Cos. Inc.               Common Stock   872625108        405        19,700             X               1       X


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